Note 3 - Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Property, plant, and equipment, gross	$ 399	$ 390
Less: accumulated depreciation	(196)	(181)
Property and equipment, net	203	209
Office Equipment [Member]
Property, plant, and equipment, gross	161	150
Laboratory Equipment [Member]
Property, plant, and equipment, gross	113	114
Automobiles [Member]
Property, plant, and equipment, gross	22	23
Leasehold Improvements [Member]
Property, plant, and equipment, gross	$ 103	$ 103